INVESTMENTS - Schedule of Maturities and Annual Market Rates of Debts Instruments Investments (Details )	Dec. 31, 2025	Dec. 31, 2024
S/ | Min | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	2.47%	3.14%
S/ | Min | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	2.09%	2.83%
S/ | Min | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	3.96%	4.24%
S/ | Min | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	3.67%	3.99%
S/ | Min | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
S/ | Min | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	3.73%	3.81%
S/ | Min | Others
Disclosure of financial assets [line items]
Annual market rate of return	2.55%	2.55%
S/ | Max | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	10.80%	16.62%
S/ | Max | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	6.57%	7.08%
S/ | Max | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	4.21%	4.93%
S/ | Max | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	22.73%	20.86%
S/ | Max | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
S/ | Max | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	8.52%	8.03%
S/ | Max | Others
Disclosure of financial assets [line items]
Annual market rate of return	4.56%	3.42%
US$ | Min | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	2.64%	3.90%
US$ | Min | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	4.33%	2.97%
US$ | Min | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
US$ | Min | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	3.76%	5.17%
US$ | Min | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
US$ | Min | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	3.08%	2.28%
US$ | Min | Others
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	7.50%
US$ | Max | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	11.78%	44.18%
US$ | Max | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	8.90%	9.95%
US$ | Max | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
US$ | Max | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	11.42%	23.94%
US$ | Max | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
US$ | Max | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	7.78%	8.05%
US$ | Max | Others
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	7.67%
Other currencies | Min | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	2.94%	2.28%
Other currencies | Min | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	4.19%	4.19%
Other currencies | Min | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
Other currencies | Min | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	5.80%
Other currencies | Min | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	0.53%	0.53%
Other currencies | Min | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
Other currencies | Min | Others
Disclosure of financial assets [line items]
Annual market rate of return	0.91%	0.90%
Other currencies | Max | Corporate bonds
Disclosure of financial assets [line items]
Annual market rate of return	7.50%	7.50%
Other currencies | Max | Government bonds
Disclosure of financial assets [line items]
Annual market rate of return	4.19%	4.19%
Other currencies | Max | Certificates of deposit BCRP
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
Other currencies | Max | Securitization instruments
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	6.00%
Other currencies | Max | Negotiable certificates of deposits
Disclosure of financial assets [line items]
Annual market rate of return	6.64%	6.10%
Other currencies | Max | Subordinated bonds
Disclosure of financial assets [line items]
Annual market rate of return	0.00%	0.00%
Other currencies | Max | Others
Disclosure of financial assets [line items]
Annual market rate of return	9.59%	4.25%